PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net consist of the following:

	December 31,	December 31,
	2023	2022
Buildings, including buildings held for lease	4,916,481	4,321,283
Facilities attached to buildings	326,530	340,375
Machinery and equipment	29,598	16,637
Vehicles	10,379	24,377
Tools, furniture and fixture	527,987	181,463
Land	6,703,125	5,813,137
Software	145,203	141,023
Subtotal	12,659,303	10,838,295
Less: accumulated depreciation	(757,985)	(607,238)
Less: accumulated impairment	(11,617)	-
Property, plant and equipment, net	11,889,701	10,231,057